Derivative financial instruments - Interest rates (Details) - Derivatives	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	1.70%	1.50%	1.20%
Maximum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	2.20%	2.20%	2.10%